SCHEDULE OF LOANS PAYABLE (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Mar. 20, 2023	Jul. 16, 2020
Loan payable - SLG	$ 400,000	$ 405,314				$ 405,314
Economic injury disaster loan - SLG		150,000				150,000
Total loans payable	969,693	969,693				555,314
Less: Current portion of long-term debt	669,693	669,693				408,516
Long-term debt	300,000	300,000				146,798
Weighted Average Interest Rate							8.00%	3.75%
Less: Unamortized debt-issuance costs and discounts		(1,187)				(11,380)
Total loans payable	2,500,849	2,499,662				2,486,989
Promissory Notes One [Member]
Funded loans payable	$ 250,000	$ 250,000				250,000
Weighted Average Interest Rate	4.00%	4.00%
Promissory Notes Two [Member]
Funded loans payable	$ 300,000	$ 300,000				300,000
Weighted Average Interest Rate	24.00%	24.00%
Promissory Notes Three [Member]
Funded loans payable	$ 400,000	$ 400,000				400,000
Weighted Average Interest Rate	24.00%	24.00%
Promissory Notes Four [Member]
Funded loans payable	$ 611,111	$ 611,111				1,067,611
Weighted Average Interest Rate	24.00%	24.00%
Promissory Notes Five [Member]
Funded loans payable	$ 319,180	$ 319,180				480,758
Weighted Average Interest Rate	10.70%	10.70%
Promissory Notes Six [Member]
Funded loans payable	$ 620,558	$ 620,558
Weighted Average Interest Rate	12.00%	12.00%
Promissory Notes [Member]
Funded loans payable	$ 2,500,849	$ 2,500,849	$ 2,667,515	$ 2,699,094	$ 3,205,594	2,498,369
Weighted Average Interest Rate	17.30%	17.30%
Less: Unamortized debt-issuance costs and discounts		$ (1,187)	$ (8,852)	$ (29,468)	$ (67,441)	(11,380)
SLG Innovation Inc [Member]
Loan payable - SLG	264,379	264,379
Economic injury disaster loan - SLG	150,000	150,000
Cycurion [Member]
Loan payable - SLG	405,314	405,314
Economic injury disaster loan - SLG	$ 150,000	$ 150,000